Property, Plant and Equipment - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 0	$ 0	$ 0	$ 0